Matthews China FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 98.9%
	Shares	Value
Consumer Discretionary: 29.1%
Broadline Retail: 17.5%
Alibaba Group Holding, Ltd.	2,071,200	$34,270,038
JD.com, Inc. Class A	883,363	18,172,138
PDD Holdings, Inc. ADR[b]	136,057	16,102,346
		68,544,522
Hotels, Restaurants & Leisure: 7.6%
Meituan Class Bb,c,d	779,880	15,693,111
Galaxy Entertainment Group, Ltd.	1,407,000	5,498,539
Trip.com Group, Ltd. ADR	56,889	3,617,003
Luckin Coffee, Inc. ADR[b]	91,562	3,167,130
Yum China Holdings, Inc.	39,076	2,034,296
		30,010,079
Household Durables: 3.0%
Midea Group Co., Ltd. A Shares	559,852	6,051,416
Man Wah Holdings, Ltd.	9,535,600	5,514,311
		11,565,727
Automobiles: 1.0%
BYD Co., Ltd. H Shares	80,000	4,050,922
Total Consumer Discretionary		114,171,250

Financials: 22.5%
Banks: 8.5%
China Construction Bank Corp. H Shares	18,018,000	15,966,912
China Merchants Bank Co., Ltd. A Shares	1,392,723	8,303,161
China Merchants Bank Co., Ltd. H Shares	1,269,000	7,523,847
Postal Savings Bank of China Co., Ltd. H Shares[c,d]	2,811,000	1,739,416
		33,533,336
Insurance: 7.0%
Ping An Insurance Group Co. of China, Ltd. H Shares	2,116,000	12,630,305
New China Life Insurance Co., Ltd. H Shares	1,944,700	7,435,391
China Life Insurance Co., Ltd. H Shares	3,725,000	7,200,366
		27,266,062
Capital Markets: 6.3%
China International Capital Corp., Ltd. H Shares[c,d]	3,850,800	7,240,413
China Merchants Securities Co., Ltd. H Shares[c,d]	3,633,800	6,281,705
East Money Information Co., Ltd. A Shares	1,568,720	4,882,677
Hong Kong Exchanges & Clearing, Ltd.	75,000	3,336,316
CITIC Securities Co., Ltd. H Shares	594,925	1,559,303
Hithink RoyalFlush Information Network Co., Ltd. A Shares	32,600	1,280,448
		24,580,862
Consumer Finance: 0.7%
Qifu Technology, Inc. ADR	61,023	2,740,543
Total Financials		88,120,803

Communication Services: 14.6%
Interactive Media & Services: 12.1%
Tencent Holdings, Ltd.	629,100	40,196,945

	Shares	Value
Kuaishou Technology[b,c,d]	614,000	$4,305,713
Baidu, Inc. Class Ab	269,400	3,109,456
		47,612,114
Entertainment: 2.2%
Kingsoft Corp., Ltd.	931,600	4,537,014
NetEase, Inc.	101,600	2,087,130
Tencent Music Entertainment Group ADR	124,519	1,794,319
		8,418,463
Media: 0.3%
Focus Media Information Technology Co., Ltd. A Shares	1,256,887	1,215,558
Total Communication Services		57,246,135

Industrials: 8.9%
Electrical Equipment: 3.3%
Contemporary Amperex Technology Co., Ltd. A Shares	188,560	6,587,290
Hongfa Technology Co., Ltd. A Shares	886,940	4,511,250
Sungrow Power Supply Co., Ltd. A Shares	193,503	1,851,964
		12,950,504
Ground Transportation: 2.8%
DiDi Global, Inc. ADR[b]	2,242,879	10,855,534
Machinery: 1.2%
Neway Valve Suzhou Co., Ltd. A Shares	691,697	2,649,560
Yutong Bus Co., Ltd. A Shares	511,300	1,869,320
		4,518,880
Air Freight & Logistics: 1.1%
JD Logistics, Inc.[b,c,d]	2,727,700	4,407,982
Marine Transportation: 0.5%
Orient Overseas International, Ltd.	143,000	2,116,793
Total Industrials		34,849,693

Consumer Staples: 6.1%
Beverages: 4.4%
Wuliangye Yibin Co., Ltd. A Shares	495,379	8,962,696
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. A Shares	214,622	6,331,318
Tsingtao Brewery Co., Ltd. H Shares	302,000	2,174,759
		17,468,773
Food Products: 1.7%
Guangdong Haid Group Co., Ltd. A Shares	489,100	3,366,858
Anjoy Foods Group Co., Ltd. A Shares	295,500	3,248,279
		6,615,137
Total Consumer Staples		24,083,910

Information Technology: 6.1%
Semiconductors & Semiconductor Equipment: 2.9%
Will Semiconductor Co., Ltd. Shanghai A Shares	472,500	8,696,807
JCET Group Co., Ltd. A Shares	373,300	1,808,234
NAURA Technology Group Co., Ltd. A Shares	11,113	639,350
		11,144,391
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Matthews China FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Communications Equipment: 1.3%
BYD Electronic International Co., Ltd.	649,000	$3,383,860
Suzhou TFC Optical Communication Co., Ltd. A Shares	151,440	1,801,948
		5,185,808
Electronic Equipment, Instruments & Components: 1.1%
Foxconn Industrial Internet Co., Ltd. A Shares	1,006,175	2,804,422
Luxshare Precision Industry Co., Ltd. A Shares	147,106	830,750
SUPCON Technology Co., Ltd. A Shares	95,425	699,395
		4,334,567
Technology Hardware, Storage & Peripherals: 0.8%
Lenovo Group, Ltd.	2,352,000	3,196,278
Total Information Technology		23,861,044

Real Estate: 4.7%
Real Estate Management & Development: 4.7%
KE Holdings, Inc. ADR	281,265	5,650,614
CIFI Holdings Group Co., Ltd.[b]	104,961,520	3,323,045
China Overseas Property Holdings, Ltd.	3,870,000	2,662,981
Longfor Group Holdings, Ltd.[c,d]	1,948,000	2,464,762
Yuexiu Property Co., Ltd.	3,079,000	2,100,742
Times China Holdings, Ltd.[b]	42,755,000	1,613,530
China Overseas Grand Oceans Group, Ltd.	3,122,000	753,818
Total Real Estate		18,569,492

Health Care: 2.7%
Biotechnology: 1.1%
Innovent Biologics, Inc.[b,c,d]	712,000	4,284,001
Health Care Equipment & Supplies: 0.7%
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. A Shares	83,814	2,699,809
Pharmaceuticals: 0.5%
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. A Shares	351,700	2,038,256
Health Care Providers & Services: 0.4%
Aier Eye Hospital Group Co., Ltd. A Shares	972,806	1,779,345
Total Health Care		10,801,411

	Shares	Value

Energy: 2.5%
Oil, Gas & Consumable Fuels: 2.1%
PetroChina Co., Ltd. H Shares	9,918,000	$8,041,098
Energy Equipment & Services: 0.4%
China Oilfield Services, Ltd. H Shares	2,108,000	1,744,115
Total Energy		9,785,213

Materials: 1.7%
Chemicals: 1.2%
Wanhua Chemical Group Co., Ltd. A Shares	342,411	3,168,950
Nanjing Cosmos Chemical Co., Ltd. A Shares	493,500	1,651,365
		4,820,315
Metals & Mining: 0.5%
MMG, Ltd.[b]	5,273,600	1,819,742
Total Materials		6,640,057

Total Investments: 98.9%		388,129,008
(Cost $393,918,578)
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.1%		4,304,818
Net Assets: 100.0%		$392,433,826

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $46,417,103, which is 11.83% of net assets.

d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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